Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2020
Trade and other payables
Schedule of trade and other payables

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Trade payables	144,792	155,983	106,394
Other payables	12,739	8,526	2,807
Accrued expenses	51,616	70,638	63,984
Social security and other taxes	24,670	32,268	10,149
	233,817	267,415	183,334
Less: non-current portion
Trade payables	59,808	50,065	29,738
Other payables	1,001	1,257	1,503
Non-current trade and other payables	60,809	51,322	31,241
Current trade and other payables	173,008	216,093	152,093